UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 29, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884072.103

ACVS-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 65.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 64.6%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 2,310
Automobiles - 4.8%
Ford Motor Co. 4.25% 11/15/16	66,000	103,825
Diversified Consumer Services - 1.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	5,490	12,318
Stewart Enterprises, Inc. 3.375% 7/15/16 (e)	11,000	10,691
		23,009
Hotels, Restaurants & Leisure - 5.0%
MGM Mirage, Inc. 4.25% 4/15/15	102,300	109,589
Media - 1.2%
Virgin Media, Inc. 6.5% 11/15/16	8,000	12,520
XM Satellite Radio, Inc. 7% 12/1/14 (e)	10,000	14,731
		27,251
TOTAL CONSUMER DISCRETIONARY		265,984
CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,767
Food Products - 1.2%
Smithfield Foods, Inc. 4% 6/30/13	22,250	26,284
TOTAL CONSUMER STAPLES		41,051
ENERGY - 11.1%
Energy Equipment & Services - 0.7%
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (c)(e)	3,000	3,304
Oil States International, Inc. 2.375% 7/1/25 (e)	4,500	11,509
		14,813
Oil, Gas & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15	72,000	67,226
Peabody Energy Corp. 4.75% 12/15/66	67,250	67,502
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. 2.875% 1/15/38	$ 20,000	$ 37,850
Western Refining, Inc. 5.75% 6/15/14	29,185	53,518
		226,096
TOTAL ENERGY		240,909
FINANCIALS - 1.4%
Diversified Financial Services - 0.9%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	20,300
Insurance - 0.5%
Fidelity National Financial, Inc. 4.25% 8/15/18 (e)	10,000	10,269
TOTAL FINANCIALS		30,569
HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 1.9%
Alere, Inc. 3% 5/15/16	31,000	30,574
SonoSite, Inc. 3.75% 7/15/14	7,000	10,290
		40,864
Health Care Providers & Services - 0.3%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,008
3.75% 12/15/25	3,610	5,144
		7,152
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (e)	4,000	4,017
Pharmaceuticals - 0.4%
Akorn, Inc. 3.5% 6/1/16 (e)	5,000	7,991
TOTAL HEALTH CARE		60,024
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.0%
GenCorp, Inc. 4.0625% 12/31/39	7,830	7,615
Textron, Inc. 4.5% 5/1/13	6,440	13,729
		21,344
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Airlines - 2.7%
Continental Airlines, Inc. 4.5% 1/15/15	$ 9,280	$ 12,192
UAL Corp.:
4.5% 6/30/21 (e)	10,500	9,126
4.5% 6/30/21	5,000	4,346
6% 10/15/29	3,600	8,999
US Airways Group, Inc.:
7% 9/30/20 (e)	4,810	4,054
7.25% 5/15/14	11,200	19,722
		58,439
Commercial Services & Supplies - 0.8%
Metalico, Inc. 7% 4/30/28	20,000	17,400
Construction & Engineering - 0.5%
MasTec, Inc. 4.25% 12/15/14	8,000	10,895
Electrical Equipment - 0.7%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	16,188
Machinery - 3.0%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	5,370
2.375% 5/15/26	8,000	7,810
3.5% 4/1/18 (e)	2,860	2,946
Terex Corp. 4% 6/1/15	19,590	33,738
Trinity Industries, Inc. 3.875% 6/1/36	15,000	16,031
		65,895
Marine - 0.5%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (e)	34,000	11,900
Road & Rail - 0.9%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	18,550
TOTAL INDUSTRIALS		220,611
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 0.7%
JDS Uniphase Corp. 1% 5/15/26 (e)	14,000	14,000
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.2%
EMC Corp.:
1.75% 12/1/13 (e)	$ 17,000	$ 29,888
1.75% 12/1/13	10,000	17,581
		47,469
Electronic Equipment & Components - 1.5%
Anixter International, Inc. 1% 2/15/13 (e)	4,540	5,562
SYNNEX Corp. 4% 5/15/18	10,000	14,575
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (e)	7,000	7,359
2.25% 5/15/41 (e)	7,000	6,011
		33,507
Internet Software & Services - 2.0%
Equinix, Inc.:
3% 10/15/14	10,000	13,671
4.75% 6/15/16	10,000	18,175
VeriSign, Inc. 3.25% 8/15/37	10,000	12,450
		44,296
IT Services - 0.8%
CACI International, Inc. 2.125% 5/1/14	6,000	7,238
DST Systems, Inc. 4.125% 8/15/23 (c)	8,612	10,539
		17,777
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	12,408
Amkor Technology, Inc. 6% 4/15/14	8,890	20,299
Intel Corp. 3.25% 8/1/39	13,000	17,827
Micron Technology, Inc.:
1.5% 8/1/31 (e)	10,000	10,800
1.875% 8/1/31 (e)	30,000	32,813
4.25% 10/15/13	6,130	10,666
Novellus Systems, Inc. 2.625% 5/15/41 (e)	20,000	26,300
ON Semiconductor Corp.:
1.875% 12/15/25 (e)	3,750	5,070
1.875% 12/15/25	10,000	13,513
2.625% 12/15/26	5,818	6,669
2.625% 12/15/26	29,512	34,769
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. 2.25% 10/15/25	$ 10,000	$ 10,150
Xilinx, Inc. 3.125% 3/15/37	10,000	12,900
		214,184
Software - 3.3%
Nuance Communications, Inc.:
2.75% 8/15/27	23,085	34,166
2.75% 11/1/31 (e)	32,000	36,848
		71,014
TOTAL INFORMATION TECHNOLOGY		442,247
MATERIALS - 1.4%
Metals & Mining - 1.4%
Alcoa, Inc. 5.25% 3/15/14	5,000	8,475
ArcelorMittal SA 5% 5/15/14	2,170	2,399
Goldcorp, Inc. 2% 8/1/14	5,000	6,332
Horsehead Holding Corp. 3.8% 7/1/17 (e)	5,000	5,288
Newmont Mining Corp. 1.625% 7/15/17	5,000	7,431
		29,925
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.3%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	30,498
7% 3/15/15	10,000	12,813
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,373
		50,684
Wireless Telecommunication Services - 1.0%
Leap Wireless International, Inc. 4.5% 7/15/14	23,000	21,851
TOTAL TELECOMMUNICATION SERVICES		72,535
TOTAL CONVERTIBLE BONDS		1,403,855
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc.:
7.5% 5/15/16	$ 1,000	$ 550
8.625% 1/15/17	4,000	2,200
		2,750
MATERIALS - 0.1%
Chemicals - 0.1%
OMNOVA Solutions, Inc. 7.875% 11/1/18	2,960	2,738
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Intelsat Luxembourg SA 11.25% 2/4/17	10,000	10,288
TOTAL NONCONVERTIBLE BONDS		15,776
TOTAL CORPORATE BONDS (Cost $1,296,660)		1,419,631
Common Stocks - 2.8%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(d)	230,377	5
Media - 0.0%
HMH Holdings, Inc. (a)(g)	52,880	13
HMH Holdings, Inc. warrants 3/9/17 (a)(g)	164,823	0
		13
TOTAL CONSUMER DISCRETIONARY		18
FINANCIALS - 1.6%
Commercial Banks - 1.0%
Huntington Bancshares, Inc.	3,620,500	21,162
Insurance - 0.6%
MetLife, Inc. unit (a)	200,000	14,452
TOTAL FINANCIALS		35,614
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	$ 10,179
Semiconductors & Semiconductor Equipment - 0.7%
ON Semiconductor Corp. (a)	1,716,800	15,571
TOTAL INFORMATION TECHNOLOGY		25,750
TOTAL COMMON STOCKS (Cost $61,068)		61,382
Convertible Preferred Stocks - 23.2%

CONSUMER DISCRETIONARY - 8.5%
Automobiles - 7.2%
General Motors Co. 4.75%	3,645,600	155,627
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	1,868
Leisure Equipment & Products - 0.2%
Callaway Golf Co. 7.50%	50,000	5,050
Media - 1.0%
Interpublic Group of Companies, Inc. 5.25%	10,000	10,454
LodgeNet Entertainment Corp. 10.00% (e)	11,118	12,034
		22,488
TOTAL CONSUMER DISCRETIONARY		185,033
CONSUMER STAPLES - 1.1%
Food Products - 1.1%
Bunge Ltd. 4.875%	237,000	23,641
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Apache Corp. 6.00%	94,200	5,717
ATP Oil & Gas Corp. Series B, 8.00%	110,000	4,744
		10,461
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 11.3%
Commercial Banks - 6.2%
Huntington Bancshares, Inc. 8.50%	2,100	$ 2,415
Wells Fargo & Co. 7.50%	120,550	132,484
		134,899
Diversified Financial Services - 4.6%
Bank of America Corp. Series L, 7.25%	47,085	44,382
Citigroup, Inc. 7.50%	553,300	54,804
		99,186
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	6,603
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	98,800	5,224
TOTAL FINANCIALS		245,912
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	37,294
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	38,300	2,053
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $532,129)		504,394
Floating Rate Loans - 0.5%
Principal Amount (000s)
INDUSTRIALS - 0.5%
Airlines - 0.5%
US Airways Group, Inc. term loan 2.744% 3/23/14 (f) (Cost $9,555)	$ 10,845	9,950
Money Market Funds - 6.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b) (Cost $143,175)	143,175,464	$ 143,175
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $2,042,587)		2,138,532
NET OTHER ASSETS (LIABILITIES) - 1.6%		34,054
NET ASSETS - 100%		$ 2,172,586
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $287,881,000 or 13.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,903
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 8	$ -	$ -	$ -	$ 5
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 185,051	$ 157,500	$ 27,551	$ -
Consumer Staples	23,641	-	23,641	-
Energy	10,461	5,717	4,744	-
Financials	281,526	255,247	26,279	-
Health Care	37,294	-	37,294	-
Information Technology	25,750	25,750	-	-
Utilities	2,053	-	2,053	-
Corporate Bonds	1,419,631	-	1,419,631	-
Floating Rate Loans	9,950	-	9,950	-
Money Market Funds	143,175	143,175	-	-
Total Investments in Securities:	$ 2,138,532	$ 587,389	$ 1,551,143	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 8
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (8)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $2,036,484,000. Net unrealized appreciation aggregated $102,048,000, of which $240,697,000 related to appreciated investment securities and $138,649,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

February 29, 2012

1.797939.108

CVS-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 65.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 64.6%
CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 2,310
Automobiles - 4.8%
Ford Motor Co. 4.25% 11/15/16	66,000	103,825
Diversified Consumer Services - 1.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	5,490	12,318
Stewart Enterprises, Inc. 3.375% 7/15/16 (e)	11,000	10,691
		23,009
Hotels, Restaurants & Leisure - 5.0%
MGM Mirage, Inc. 4.25% 4/15/15	102,300	109,589
Media - 1.2%
Virgin Media, Inc. 6.5% 11/15/16	8,000	12,520
XM Satellite Radio, Inc. 7% 12/1/14 (e)	10,000	14,731
		27,251
TOTAL CONSUMER DISCRETIONARY		265,984
CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	14,767
Food Products - 1.2%
Smithfield Foods, Inc. 4% 6/30/13	22,250	26,284
TOTAL CONSUMER STAPLES		41,051
ENERGY - 11.1%
Energy Equipment & Services - 0.7%
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (c)(e)	3,000	3,304
Oil States International, Inc. 2.375% 7/1/25 (e)	4,500	11,509
		14,813
Oil, Gas & Consumable Fuels - 10.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15	72,000	67,226
Peabody Energy Corp. 4.75% 12/15/66	67,250	67,502
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. 2.875% 1/15/38	$ 20,000	$ 37,850
Western Refining, Inc. 5.75% 6/15/14	29,185	53,518
		226,096
TOTAL ENERGY		240,909
FINANCIALS - 1.4%
Diversified Financial Services - 0.9%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	20,300
Insurance - 0.5%
Fidelity National Financial, Inc. 4.25% 8/15/18 (e)	10,000	10,269
TOTAL FINANCIALS		30,569
HEALTH CARE - 2.8%
Health Care Equipment & Supplies - 1.9%
Alere, Inc. 3% 5/15/16	31,000	30,574
SonoSite, Inc. 3.75% 7/15/14	7,000	10,290
		40,864
Health Care Providers & Services - 0.3%
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,008
3.75% 12/15/25	3,610	5,144
		7,152
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (e)	4,000	4,017
Pharmaceuticals - 0.4%
Akorn, Inc. 3.5% 6/1/16 (e)	5,000	7,991
TOTAL HEALTH CARE		60,024
INDUSTRIALS - 10.1%
Aerospace & Defense - 1.0%
GenCorp, Inc. 4.0625% 12/31/39	7,830	7,615
Textron, Inc. 4.5% 5/1/13	6,440	13,729
		21,344
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Airlines - 2.7%
Continental Airlines, Inc. 4.5% 1/15/15	$ 9,280	$ 12,192
UAL Corp.:
4.5% 6/30/21 (e)	10,500	9,126
4.5% 6/30/21	5,000	4,346
6% 10/15/29	3,600	8,999
US Airways Group, Inc.:
7% 9/30/20 (e)	4,810	4,054
7.25% 5/15/14	11,200	19,722
		58,439
Commercial Services & Supplies - 0.8%
Metalico, Inc. 7% 4/30/28	20,000	17,400
Construction & Engineering - 0.5%
MasTec, Inc. 4.25% 12/15/14	8,000	10,895
Electrical Equipment - 0.7%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	16,188
Machinery - 3.0%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (e)	5,500	5,370
2.375% 5/15/26	8,000	7,810
3.5% 4/1/18 (e)	2,860	2,946
Terex Corp. 4% 6/1/15	19,590	33,738
Trinity Industries, Inc. 3.875% 6/1/36	15,000	16,031
		65,895
Marine - 0.5%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (e)	34,000	11,900
Road & Rail - 0.9%
Hertz Global Holdings, Inc. 5.25% 6/1/14	10,000	18,550
TOTAL INDUSTRIALS		220,611
INFORMATION TECHNOLOGY - 20.4%
Communications Equipment - 0.7%
JDS Uniphase Corp. 1% 5/15/26 (e)	14,000	14,000
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.2%
EMC Corp.:
1.75% 12/1/13 (e)	$ 17,000	$ 29,888
1.75% 12/1/13	10,000	17,581
		47,469
Electronic Equipment & Components - 1.5%
Anixter International, Inc. 1% 2/15/13 (e)	4,540	5,562
SYNNEX Corp. 4% 5/15/18	10,000	14,575
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (e)	7,000	7,359
2.25% 5/15/41 (e)	7,000	6,011
		33,507
Internet Software & Services - 2.0%
Equinix, Inc.:
3% 10/15/14	10,000	13,671
4.75% 6/15/16	10,000	18,175
VeriSign, Inc. 3.25% 8/15/37	10,000	12,450
		44,296
IT Services - 0.8%
CACI International, Inc. 2.125% 5/1/14	6,000	7,238
DST Systems, Inc. 4.125% 8/15/23 (c)	8,612	10,539
		17,777
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	12,408
Amkor Technology, Inc. 6% 4/15/14	8,890	20,299
Intel Corp. 3.25% 8/1/39	13,000	17,827
Micron Technology, Inc.:
1.5% 8/1/31 (e)	10,000	10,800
1.875% 8/1/31 (e)	30,000	32,813
4.25% 10/15/13	6,130	10,666
Novellus Systems, Inc. 2.625% 5/15/41 (e)	20,000	26,300
ON Semiconductor Corp.:
1.875% 12/15/25 (e)	3,750	5,070
1.875% 12/15/25	10,000	13,513
2.625% 12/15/26	5,818	6,669
2.625% 12/15/26	29,512	34,769
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. 2.25% 10/15/25	$ 10,000	$ 10,150
Xilinx, Inc. 3.125% 3/15/37	10,000	12,900
		214,184
Software - 3.3%
Nuance Communications, Inc.:
2.75% 8/15/27	23,085	34,166
2.75% 11/1/31 (e)	32,000	36,848
		71,014
TOTAL INFORMATION TECHNOLOGY		442,247
MATERIALS - 1.4%
Metals & Mining - 1.4%
Alcoa, Inc. 5.25% 3/15/14	5,000	8,475
ArcelorMittal SA 5% 5/15/14	2,170	2,399
Goldcorp, Inc. 2% 8/1/14	5,000	6,332
Horsehead Holding Corp. 3.8% 7/1/17 (e)	5,000	5,288
Newmont Mining Corp. 1.625% 7/15/17	5,000	7,431
		29,925
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.3%
Level 3 Communications, Inc.:
6.5% 10/1/16	19,820	30,498
7% 3/15/15	10,000	12,813
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,373
		50,684
Wireless Telecommunication Services - 1.0%
Leap Wireless International, Inc. 4.5% 7/15/14	23,000	21,851
TOTAL TELECOMMUNICATION SERVICES		72,535
TOTAL CONVERTIBLE BONDS		1,403,855
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
K. Hovnanian Enterprises, Inc.:
7.5% 5/15/16	$ 1,000	$ 550
8.625% 1/15/17	4,000	2,200
		2,750
MATERIALS - 0.1%
Chemicals - 0.1%
OMNOVA Solutions, Inc. 7.875% 11/1/18	2,960	2,738
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Intelsat Luxembourg SA 11.25% 2/4/17	10,000	10,288
TOTAL NONCONVERTIBLE BONDS		15,776
TOTAL CORPORATE BONDS (Cost $1,296,660)		1,419,631
Common Stocks - 2.8%
	Shares
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(d)	230,377	5
Media - 0.0%
HMH Holdings, Inc. (a)(g)	52,880	13
HMH Holdings, Inc. warrants 3/9/17 (a)(g)	164,823	0
		13
TOTAL CONSUMER DISCRETIONARY		18
FINANCIALS - 1.6%
Commercial Banks - 1.0%
Huntington Bancshares, Inc.	3,620,500	21,162
Insurance - 0.6%
MetLife, Inc. unit (a)	200,000	14,452
TOTAL FINANCIALS		35,614
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	$ 10,179
Semiconductors & Semiconductor Equipment - 0.7%
ON Semiconductor Corp. (a)	1,716,800	15,571
TOTAL INFORMATION TECHNOLOGY		25,750
TOTAL COMMON STOCKS (Cost $61,068)		61,382
Convertible Preferred Stocks - 23.2%

CONSUMER DISCRETIONARY - 8.5%
Automobiles - 7.2%
General Motors Co. 4.75%	3,645,600	155,627
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25%	125,000	1,868
Leisure Equipment & Products - 0.2%
Callaway Golf Co. 7.50%	50,000	5,050
Media - 1.0%
Interpublic Group of Companies, Inc. 5.25%	10,000	10,454
LodgeNet Entertainment Corp. 10.00% (e)	11,118	12,034
		22,488
TOTAL CONSUMER DISCRETIONARY		185,033
CONSUMER STAPLES - 1.1%
Food Products - 1.1%
Bunge Ltd. 4.875%	237,000	23,641
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Apache Corp. 6.00%	94,200	5,717
ATP Oil & Gas Corp. Series B, 8.00%	110,000	4,744
		10,461
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 11.3%
Commercial Banks - 6.2%
Huntington Bancshares, Inc. 8.50%	2,100	$ 2,415
Wells Fargo & Co. 7.50%	120,550	132,484
		134,899
Diversified Financial Services - 4.6%
Bank of America Corp. Series L, 7.25%	47,085	44,382
Citigroup, Inc. 7.50%	553,300	54,804
		99,186
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	6,603
Real Estate Investment Trusts - 0.2%
Health Care REIT, Inc. Series I, 6.50%	98,800	5,224
TOTAL FINANCIALS		245,912
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	37,294
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	38,300	2,053
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $532,129)		504,394
Floating Rate Loans - 0.5%
Principal Amount (000s)
INDUSTRIALS - 0.5%
Airlines - 0.5%
US Airways Group, Inc. term loan 2.744% 3/23/14 (f) (Cost $9,555)	$ 10,845	9,950
Money Market Funds - 6.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b) (Cost $143,175)	143,175,464	$ 143,175
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $2,042,587)		2,138,532
NET OTHER ASSETS (LIABILITIES) - 1.6%		34,054
NET ASSETS - 100%		$ 2,172,586
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $287,881,000 or 13.3% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,903
HMH Holdings, Inc. warrants 3/9/17	3/9/10	$ 48
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 28
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 8	$ -	$ -	$ -	$ 5
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 185,051	$ 157,500	$ 27,551	$ -
Consumer Staples	23,641	-	23,641	-
Energy	10,461	5,717	4,744	-
Financials	281,526	255,247	26,279	-
Health Care	37,294	-	37,294	-
Information Technology	25,750	25,750	-	-
Utilities	2,053	-	2,053	-
Corporate Bonds	1,419,631	-	1,419,631	-
Floating Rate Loans	9,950	-	9,950	-
Money Market Funds	143,175	143,175	-	-
Total Investments in Securities:	$ 2,138,532	$ 587,389	$ 1,551,143	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 8
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ (8)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $2,036,484,000. Net unrealized appreciation aggregated $102,048,000, of which $240,697,000 related to appreciated investment securities and $138,649,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Equity Dividend Income Fund
(formerly Fidelity Equity-Income II Fund)

February 29, 2012

1.797940.108

EII-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.7%
Ford Motor Co.	2,774,100	$ 34,343
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc.	215,100	5,935
Darden Restaurants, Inc.	539,500	27,509
McDonald's Corp.	894,400	88,796
Wyndham Worldwide Corp.	546,700	24,049
		146,289
Media - 3.3%
Comcast Corp. Class A	1,773,700	52,111
The Walt Disney Co.	932,300	39,147
Time Warner Cable, Inc.	439,371	34,860
Time Warner, Inc.	782,443	29,115
		155,233
Multiline Retail - 0.8%
Target Corp.	637,256	36,126
Specialty Retail - 2.2%
Foot Locker, Inc.	1,330,400	38,808
Home Depot, Inc.	813,700	38,708
Limited Brands, Inc.	213,200	9,920
Lowe's Companies, Inc.	661,900	18,785
		106,221
Textiles, Apparel & Luxury Goods - 0.8%
VF Corp.	266,500	38,922
TOTAL CONSUMER DISCRETIONARY		517,134
CONSUMER STAPLES - 13.8%
Beverages - 3.8%
Anheuser-Busch InBev SA NV ADR	399,900	26,893
Diageo PLC	617,343	14,739
Dr Pepper Snapple Group, Inc.	712,400	27,107
PepsiCo, Inc.	218,871	13,776
The Coca-Cola Co.	1,394,542	97,423
		179,938
Food & Staples Retailing - 1.4%
Safeway, Inc.	172,300	3,696
Sysco Corp.	242,000	7,120
Wal-Mart Stores, Inc.	991,100	58,554
		69,370
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
Kraft Foods, Inc. Class A	975,441	$ 37,135
Household Products - 4.7%
Colgate-Palmolive Co.	514,100	47,904
Kimberly-Clark Corp.	471,421	34,357
Procter & Gamble Co.	1,952,005	131,799
Reckitt Benckiser Group PLC	128,800	7,130
		221,190
Tobacco - 3.1%
Altria Group, Inc.	737,200	22,190
British American Tobacco PLC sponsored ADR	146,700	14,858
Imperial Tobacco Group PLC	244,352	9,683
Japan Tobacco, Inc.	4,722	25,093
Lorillard, Inc.	56,800	7,445
Philip Morris International, Inc.	809,859	67,639
		146,908
TOTAL CONSUMER STAPLES		654,541
ENERGY - 9.9%
Energy Equipment & Services - 0.4%
Ensco International Ltd. ADR	363,800	21,210
Oil, Gas & Consumable Fuels - 9.5%
Atlas Pipeline Partners, LP	238,000	8,794
Bonavista Energy Corp. (d)	254,200	5,908
BP PLC sponsored ADR	614,900	28,999
Chevron Corp.	1,135,370	123,892
Exxon Mobil Corp.	2,031,556	175,728
Inergy Midstream LP	229,600	4,865
Legacy Reserves LP	224,100	6,468
Marathon Oil Corp.	585,268	19,835
Marathon Petroleum Corp.	514,584	21,381
Occidental Petroleum Corp.	143,400	14,967
Penn West Petroleum Ltd.	366,100	7,994
Royal Dutch Shell PLC Class A sponsored ADR	411,500	30,077
		448,908
TOTAL ENERGY		470,118
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 15.9%
Capital Markets - 0.6%
State Street Corp.	444,600	$ 18,775
UBS AG (NY Shares) (a)	584,900	8,206
		26,981
Commercial Banks - 5.2%
Australia & New Zealand Banking Group Ltd.	401,129	9,441
BB&T Corp.	682,303	19,957
Comerica, Inc.	335,100	9,949
Huntington Bancshares, Inc.	1,693,600	9,899
M&T Bank Corp.	66,400	5,420
PNC Financial Services Group, Inc.	541,300	32,218
U.S. Bancorp	1,868,800	54,943
UMB Financial Corp.	121,700	5,069
Wells Fargo & Co.	3,209,208	100,416
		247,312
Diversified Financial Services - 2.7%
CME Group, Inc.	32,870	9,516
JPMorgan Chase & Co.	3,047,553	119,586
		129,102
Insurance - 3.1%
ACE Ltd.	274,400	19,677
AFLAC, Inc.	321,700	15,200
Allied World Assurance Co. Holdings Ltd.	214,900	14,177
Axis Capital Holdings Ltd.	702,000	21,657
MetLife, Inc.	990,217	38,173
Prudential Financial, Inc.	407,700	24,935
The Travelers Companies, Inc.	235,200	13,635
		147,454
Real Estate Investment Trusts - 4.3%
AvalonBay Communities, Inc.	100,800	13,071
Boston Properties, Inc.	134,900	13,699
BRE Properties, Inc.	212,400	10,287
Camden Property Trust (SBI)	138,273	8,573
DDR Corp.	1,066,500	15,070
Douglas Emmett, Inc.	594,300	12,522
Essex Property Trust, Inc.	94,900	13,285
Kimco Realty Corp.	618,400	11,366
Lexington Corporate Properties Trust	790,500	6,838
Post Properties, Inc.	264,500	11,551
Prologis, Inc.	584,113	19,661
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage	104,100	$ 13,957
Simon Property Group, Inc.	104,200	14,117
Ventas, Inc.	476,013	26,619
Weyerhaeuser Co.	563,408	11,770
		202,386
TOTAL FINANCIALS		753,235
HEALTH CARE - 9.8%
Biotechnology - 0.5%
Amgen, Inc.	388,300	26,385
Health Care Equipment & Supplies - 0.6%
Covidien PLC	537,200	28,069
Health Care Providers & Services - 0.2%
WellPoint, Inc.	143,500	9,418
Pharmaceuticals - 8.5%
Eli Lilly & Co.	599,752	23,534
GlaxoSmithKline PLC	1,764,023	38,979
Johnson & Johnson	1,065,366	69,334
Merck & Co., Inc.	2,756,328	105,209
Pfizer, Inc.	4,062,335	85,715
Roche Holding AG (participation certificate)	188,827	32,869
Sanofi SA	647,722	47,910
		403,550
TOTAL HEALTH CARE		467,422
INDUSTRIALS - 13.2%
Aerospace & Defense - 3.9%
Honeywell International, Inc.	566,300	33,734
Raytheon Co.	389,400	19,672
The Boeing Co.	600,617	45,016
United Technologies Corp.	1,042,530	87,437
		185,859
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	755,000	58,052
Commercial Services & Supplies - 0.4%
Republic Services, Inc.	594,511	17,734
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.0%
Cooper Industries PLC Class A	251,800	$ 15,415
Emerson Electric Co.	660,072	33,208
		48,623
Industrial Conglomerates - 3.6%
3M Co.	346,100	30,318
General Electric Co.	7,390,997	140,798
		171,116
Machinery - 1.5%
Caterpillar, Inc.	343,600	39,243
Cummins, Inc.	101,102	12,190
Illinois Tool Works, Inc.	256,100	14,262
Stanley Black & Decker, Inc.	63,300	4,861
		70,556
Professional Services - 0.4%
Robert Half International, Inc.	584,600	16,620
Road & Rail - 1.2%
Norfolk Southern Corp.	170,100	11,720
Union Pacific Corp.	401,100	44,221
		55,941
TOTAL INDUSTRIALS		624,501
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	467,500	9,294
Motorola Solutions, Inc.	628,400	31,294
QUALCOMM, Inc.	552,400	34,348
		74,936
Computers & Peripherals - 0.6%
Hewlett-Packard Co.	1,068,348	27,040
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	474,616	17,347
IT Services - 3.8%
Accenture PLC Class A	819,600	48,799
Automatic Data Processing, Inc.	499,600	27,138
Fidelity National Information Services, Inc.	433,900	13,768
IBM Corp.	467,100	91,893
		181,598
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	1,108,800	$ 43,476
Intel Corp.	1,826,387	49,093
Intersil Corp. Class A	800,900	9,066
Linear Technology Corp.	774,400	25,927
Maxim Integrated Products, Inc.	522,900	14,584
Texas Instruments, Inc.	1,261,500	42,071
		184,217
Software - 3.5%
Microsoft Corp.	5,214,026	165,493
TOTAL INFORMATION TECHNOLOGY		650,631
MATERIALS - 3.2%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	276,400	24,942
BASF AG	314,050	27,571
Dow Chemical Co.	633,332	21,223
E.I. du Pont de Nemours & Co.	488,000	24,815
LyondellBasell Industries NV Class A	471,900	20,377
Praxair, Inc.	160,400	17,484
		136,412
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	420,600	17,901
TOTAL MATERIALS		154,313
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	2,074,600	63,462
CenturyLink, Inc.	972,446	39,141
		102,603
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC	11,157,300	30,055
TOTAL TELECOMMUNICATION SERVICES		132,658
UTILITIES - 6.5%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	687,877	25,871
Duke Energy Corp.	1,559,300	32,621
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Edison International	913,357	$ 38,242
FirstEnergy Corp.	222,430	9,851
NextEra Energy, Inc.	816,272	48,576
Northeast Utilities	198,000	7,108
PPL Corp.	1,243,009	35,488
Southern Co.	472,900	20,897
		218,654
Gas Utilities - 0.4%
ONEOK, Inc.	242,400	20,032
Multi-Utilities - 1.5%
National Grid PLC	1,987,791	20,244
PG&E Corp.	316,000	13,171
Sempra Energy	593,200	35,141
		68,556
TOTAL UTILITIES		307,242
TOTAL COMMON STOCKS (Cost $4,343,068)		4,731,795
Money Market Funds - 0.1%

Fidelity Cash Central Fund, 0.12% (b)	52	0*
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,219,500	4,220
TOTAL MONEY MARKET FUNDS (Cost $4,220)		4,220
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,347,288)		4,736,015
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,728
NET ASSETS - 100%		$ 4,743,743
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
*Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	25
Total	$ 34
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 517,134	$ 517,134	$ -	$ -
Consumer Staples	654,541	639,802	14,739	-
Energy	470,118	470,118	-	-
Financials	753,235	753,235	-	-
Health Care	467,422	380,533	86,889	-
Industrials	624,501	624,501	-	-
Information Technology	650,631	650,631	-	-
Materials	154,313	154,313	-	-
Telecommunication Services	132,658	102,603	30,055	-
Utilities	307,242	286,998	20,244	-
Money Market Funds	4,220	4,220	-	-
Total Investments in Securities:	$ 4,736,015	$ 4,584,088	$ 151,927	$ -
Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $4,354,110,000. Net unrealized appreciation aggregated $381,905,000, of which $472,633,000 related to appreciated investment securities and $90,728,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund

February 29, 2012

1.797942.108

FRE-QTLY-0412

Investments February 29, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 26.0%
Auto Components - 2.3%
Autoliv, Inc.	400,000	$ 26,640
BorgWarner, Inc. (a)	125,000	10,355
Delphi Automotive PLC	400,000	12,800
TRW Automotive Holdings Corp. (a)	800,000	36,592
		86,387
Automobiles - 0.9%
Ford Motor Co.	2,750,000	34,045
Diversified Consumer Services - 0.8%
Anhanguera Educacional Participacoes SA	465,700	6,120
Weight Watchers International, Inc.	318,700	24,852
		30,972
Hotels, Restaurants & Leisure - 1.9%
Arcos Dorados Holdings, Inc.	530,000	11,141
Las Vegas Sands Corp.	250,000	13,903
Panera Bread Co. Class A (a)	165,300	25,552
Yum! Brands, Inc.	300,000	19,872
		70,468
Household Durables - 2.7%
D.R. Horton, Inc.	1,075,000	15,416
Gafisa SA sponsored ADR (d)	2,084,000	11,566
KB Home (d)	1,532,709	17,504
PulteGroup, Inc. (a)	5,000,000	44,100
Toll Brothers, Inc. (a)	660,557	15,497
		104,083
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	24,800	4,456
Groupon, Inc. Class A (a)(d)	400,000	7,886
		12,342
Media - 1.9%
CBS Corp. Class B	800,000	23,920
The Walt Disney Co.	1,100,000	46,189
		70,109
Multiline Retail - 2.5%
Dollar Tree, Inc. (a)	250,000	22,128
Lojas Renner SA	200,000	7,614
Macy's, Inc.	1,752,300	66,535
		96,277
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 6.1%
Dick's Sporting Goods, Inc.	300,000	$ 13,428
Home Depot, Inc.	1,000,000	47,570
Limited Brands, Inc.	1,050,000	48,857
PetSmart, Inc.	300,000	16,722
Pier 1 Imports, Inc. (a)	500,000	8,585
TJX Companies, Inc.	1,500,000	54,915
Vitamin Shoppe, Inc. (a)	200,000	8,486
Williams-Sonoma, Inc.	872,700	33,686
		232,249
Textiles, Apparel & Luxury Goods - 6.6%
Arezzo Industria e Comercio SA	796,000	14,827
Burberry Group PLC	600,000	13,477
Deckers Outdoor Corp. (a)(d)	681,100	50,919
Fossil, Inc. (a)	175,000	21,347
Michael Kors Holdings Ltd.	121,100	5,238
Michael Kors Holdings Ltd. (f)	701,366	27,301
NIKE, Inc. Class B	300,000	32,376
Prada SpA	1,000,000	5,647
PVH Corp.	250,800	21,321
Ralph Lauren Corp.	100,000	17,373
Under Armour, Inc. Class A (sub. vtg.) (a)	140,000	12,494
Vera Bradley, Inc. (a)(d)	333,889	12,254
VF Corp.	110,000	16,066
		250,640
TOTAL CONSUMER DISCRETIONARY		987,572
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Monster Beverage Corp. (a)	600,000	34,314
Food & Staples Retailing - 0.2%
Drogasil SA	717,032	6,981
Food Products - 1.6%
Green Mountain Coffee Roasters, Inc. (a)	945,400	61,423
Personal Products - 1.1%
Hengan International Group Co. Ltd.	2,481,000	22,535
Nu Skin Enterprises, Inc. Class A	350,000	20,216
		42,751
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	150,000	$ 15,192
TOTAL CONSUMER STAPLES		160,661
ENERGY - 16.3%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	450,000	25,070
Ensco International Ltd. ADR	200,000	11,660
McDermott International, Inc. (a)	800,000	10,448
Noble Corp.	300,000	12,054
Schlumberger Ltd.	629,006	48,817
		108,049
Oil, Gas & Consumable Fuels - 13.4%
Anadarko Petroleum Corp.	400,000	33,648
Chevron Corp.	510,100	55,662
Concho Resources, Inc. (a)	708,800	75,728
Continental Resources, Inc. (a)	816,400	74,031
Genel Energy PLC	638,500	8,207
Hess Corp.	300,000	19,476
HollyFrontier Corp.	400,000	13,052
Kosmos Energy Ltd.	367,500	5,149
Marathon Oil Corp.	400,000	13,556
Oasis Petroleum, Inc. (a)	600,000	19,242
Occidental Petroleum Corp.	500,000	52,185
Pioneer Natural Resources Co.	716,400	78,546
SM Energy Co.	200,000	15,744
Whiting Petroleum Corp. (a)	788,500	46,238
		510,464
TOTAL ENERGY		618,513
FINANCIALS - 6.4%
Capital Markets - 2.5%
Apollo Global Management LLC Class A	2,601,800	36,477
Fortress Investment Group LLC	1,000,000	3,850
Morgan Stanley	3,000,000	55,620
		95,947
Diversified Financial Services - 3.2%
Bank of America Corp.	1,000,000	7,970
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	1,600,000	$ 53,312
JPMorgan Chase & Co.	1,500,000	58,860
		120,142
Real Estate Investment Trusts - 0.5%
American Tower Corp.	300,000	18,774
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	400,000	7,332
TOTAL FINANCIALS		242,195
HEALTH CARE - 11.3%
Biotechnology - 2.9%
Alexion Pharmaceuticals, Inc. (a)	475,000	39,772
Biogen Idec, Inc. (a)	200,000	23,294
Celgene Corp. (a)	50,000	3,666
Clovis Oncology, Inc.	39,600	990
InterMune, Inc. (a)	134,155	1,800
Synageva BioPharma Corp. (a)	100,000	3,732
Vertex Pharmaceuticals, Inc. (a)	941,700	36,651
		109,905
Health Care Providers & Services - 4.4%
Accretive Health, Inc. (a)	600,000	15,594
HMS Holdings Corp. (a)	814,500	26,243
Humana, Inc.	519,500	45,248
UnitedHealth Group, Inc.	900,000	50,175
WellPoint, Inc.	475,000	31,174
		168,434
Health Care Technology - 0.6%
SXC Health Solutions Corp. (a)	300,000	21,447
Pharmaceuticals - 3.4%
Allergan, Inc.	150,000	13,439
Elan Corp. PLC sponsored ADR (a)	2,100,000	26,250
Perrigo Co.	50,000	5,153
Shire PLC sponsored ADR	321,400	33,635
Valeant Pharmaceuticals International, Inc. (Canada) (a)	844,360	44,767
ViroPharma, Inc. (a)	200,000	6,412
		129,656
TOTAL HEALTH CARE		429,442
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.3%
Airlines - 5.9%
Copa Holdings SA Class A	269,000	$ 19,252
Delta Air Lines, Inc. (a)	7,018,375	68,850
Gol Linhas Aereas Inteligentes SA sponsored ADR	700,000	6,153
Southwest Airlines Co.	2,250,000	20,205
United Continental Holdings, Inc. (a)	4,545,500	93,865
US Airways Group, Inc. (a)(d)	2,150,000	15,932
		224,257
Building Products - 0.4%
Owens Corning (a)	500,000	15,825
Commercial Services & Supplies - 0.3%
Aggreko PLC	200,000	7,041
Swisher Hygiene, Inc.	1,531,745	4,519
		11,560
Electrical Equipment - 0.3%
Roper Industries, Inc.	100,000	9,152
Machinery - 2.1%
Caterpillar, Inc.	162,600	18,571
Cummins, Inc.	52,200	6,294
Dover Corp.	175,000	11,204
Kennametal, Inc.	400,000	18,428
Parker Hannifin Corp.	296,000	26,584
		81,081
Professional Services - 0.8%
Qualicorp SA	886,000	7,738
Robert Half International, Inc.	800,000	22,744
		30,482
Road & Rail - 0.6%
Union Pacific Corp.	200,000	22,050
Trading Companies & Distributors - 0.9%
Air Lease Corp.:
Class A (a)(e)	500,600	12,310
Class A	498,200	12,251
Mills Estruturas e Servicos de Engenharia SA	801,000	10,447
		35,008
TOTAL INDUSTRIALS		429,415
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,700,000	$ 53,676
HTC Corp.	340,000	7,646
Riverbed Technology, Inc. (a)	250,000	7,118
		68,440
Computers & Peripherals - 8.4%
Apple, Inc. (a)	546,100	296,215
Lenovo Group Ltd.	9,048,000	8,014
SanDisk Corp. (a)	300,000	14,838
		319,067
Internet Software & Services - 1.7%
Active Network, Inc.	129,800	2,077
Akamai Technologies, Inc. (a)	150,000	5,400
Bankrate, Inc.	471,600	11,243
Cornerstone OnDemand, Inc.	283,600	5,882
Facebook, Inc. Class B (f)	171,740	5,285
Rackspace Hosting, Inc. (a)	300,000	15,672
Tencent Holdings Ltd.	295,700	7,701
VeriSign, Inc.	200,000	7,390
YouKu.com, Inc. ADR (a)(d)	91,400	2,298
		62,948
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	691,700	49,076
MasterCard, Inc. Class A	80,000	33,600
ServiceSource International, Inc.	250,000	4,200
		86,876
Semiconductors & Semiconductor Equipment - 2.7%
Altera Corp.	400,000	15,380
ASML Holding NV	500,000	22,775
Freescale Semiconductor Holdings I Ltd.	1,289,600	20,801
Intel Corp.	700,000	18,816
NXP Semiconductors NV (a)	1,072,000	26,586
		104,358
Software - 2.8%
Ariba, Inc. (a)	200,000	6,294
Citrix Systems, Inc. (a)	450,000	33,633
CommVault Systems, Inc. (a)	200,000	10,314
Informatica Corp. (a)	837,200	41,157
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
RealPage, Inc. (a)	275,941	$ 5,472
VMware, Inc. Class A (a)	100,000	9,889
		106,759
TOTAL INFORMATION TECHNOLOGY		748,448
MATERIALS - 4.8%
Chemicals - 4.3%
Celanese Corp. Class A	350,000	16,650
CF Industries Holdings, Inc.	210,600	39,172
Dow Chemical Co.	724,600	24,281
Huntsman Corp.	600,000	8,196
LyondellBasell Industries NV Class A	482,300	20,826
Potash Corp. of Saskatchewan, Inc.	100,000	4,651
Rockwood Holdings, Inc. (a)	253,300	13,488
The Mosaic Co.	300,000	17,325
Westlake Chemical Corp.	325,000	19,575
		164,164
Metals & Mining - 0.5%
First Quantum Minerals Ltd.	725,000	16,586
TOTAL MATERIALS		180,750
TOTAL COMMON STOCKS (Cost $3,152,475)		3,796,996
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.12% (b)	2,166,583	2,167
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	37,115,775	37,116
TOTAL MONEY MARKET FUNDS (Cost $39,283)		39,283
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $3,191,758)		3,836,279
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(38,265)
NET ASSETS - 100%		$ 3,798,014
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,310,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $32,585,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 4,294
Michael Kors Holdings Ltd.	7/8/11	$ 8,500
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	246
Total	$ 270
Other Information

The following is a summary of the inputs used, as of February 29, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 987,572	$ 960,271	$ 27,301	$ -
Consumer Staples	160,661	160,661	-	-
Energy	618,513	618,513	-	-
Financials	242,195	242,195	-	-
Health Care	429,442	429,442	-	-
Industrials	429,415	429,415	-	-
Information Technology	748,448	743,163	-	5,285
Materials	180,750	180,750	-	-
Money Market Funds	39,283	39,283	-	-
Total Investments in Securities:	$ 3,836,279	$ 3,803,693	$ 27,301	$ 5,285
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,794
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	991
Cost of Purchases	-
Proceeds of Sales	(8,500)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 5,285
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 29, 2012	$ 991

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 29, 2012, the cost of investment securities for income tax purposes was $3,199,560,000. Net unrealized appreciation aggregated $636,719,000, of which $756,203,000 related to appreciated investment securities and $119,484,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2012